CONTRACT ASSETS (Tables)	6 Months Ended
Jun. 30, 2022
Contract assets [abstract]
Schedule of contract assets

		December 31,	June 30,
		2021	2022	2022
		CNY	CNY	US$
		(Audited)	(Unaudited)	(Unaudited)

Non-current
Service concession assets	(a)	91,062	90,480	13,505
Less: impairment allowance		(27)	(27)	(4)
		91,035	90,453	13,501

Current
Service concession assets	(a)	7,423	7,422	1,108
Other contract assets	(b)	8,443	8,706	1,299
Less: impairment allowance		(535)	(576)	(86)
		15,331	15,552	2,321

Total		106,366	106,005	15,822

Schedule of provision for impairment of contract assets

	Year Ended December 31,	Six Months Ended June 30,
	2021	2022	2022
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Beginning of the year/period	205	562	84
Provision for expected credit loss, net	357	41	6

End of the year/period	562	603	90